Revenues from Contracts with Customers (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)
Revenues from Contracts with Customers
Revenue	$ 216,096	$ 173,010	$ 429,819	$ 378,337
Number of categories for allocation of revenue | item			2
Long-term fleet
Revenues from Contracts with Customers
Revenue	132,337	115,522	$ 265,268	233,681
Long-term fleet | Minimum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement			5 years
Spot fleet
Revenues from Contracts with Customers
Revenue	83,521	57,293	$ 164,092	144,256
Spot fleet | Maximum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement			5 years
Vessel management services
Revenues from Contracts with Customers
Revenue	$ 238	$ 195	$ 459	$ 400